Note 19 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Net sales	$ 19,485,565	$ 16,221,671	$ 16,112,098	$ 14,854,765	$ 17,329,163	$ 16,941,378	$ 19,619,536	$ 18,283,675	$ 66,674,099	$ 72,173,752
Gross profit	6,532,390	3,920,224	4,038,636	3,713,522	3,874,131	5,116,030	6,782,706	6,521,209	18,204,772	22,294,076
Selling, general and administrative expenses	5,850,216	5,237,646	5,319,580	5,093,105	5,145,418	4,957,518	5,662,339	5,455,466	21,500,547	21,220,741
Income (loss) from operations	662,088	(1,337,553)	(1,301,137)	(1,399,685)	(1,291,388)	138,425	1,100,106	1,045,936	(3,376,287)	993,079
Income (loss) before income taxes	373,175	(1,550,370)	(1,594,119)	(1,418,195)	(1,228,129)	99,883	2,498,020	842,448	(4,189,509)	2,212,222
Net income (loss)	$ 373,462	$ (1,557,053)	$ (1,601,346)	$ (1,425,274)	$ (1,267,376)	$ 100,803	$ 2,423,087	$ 809,984	$ (4,210,211)	$ 2,066,498
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.05	$ (0.2)	$ (0.21)	$ (0.18)	$ (0.17)	$ 0.01	$ 0.31	$ 0.1	$ (0.54)	$ 0.26